Segment information (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of operating segments [abstract]
Summary relevant financial information by operating segment

The table below summarizes the relevant financial information by operating segment:

	Three months ended September 30, 2024
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	1,707	164	1,871
Cost of sales	(839)	(75)	(914)
Gross margin	868	89	957
Research and development	(599)	(2,200)	(2,799)
Impairment of intangible assets	-	(1,459)	(1,459)
Loss from operations before SG&A and other income (expenses)	269	(3,570)	(3,301)
Selling, general & administrative			(2,992)
Loss from operations			(6,293)
Net other income			426
Loss before income taxes			(5,867)

	Three months ended September 30, 2023
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	1,952	-	1,952
Cost of sales	(1,147)	-	(1,147)
Gross margin	805	-	805
Research and development	(436)	-	(436)
Income from operations before SG&A and other income (expenses)	369	-	369
Selling, general & administrative			1,480
Loss from operations			(1,111)
Net other income			(123)
Loss before income taxes			(988)

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

	Nine months ended September 30, 2024
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	6,098	167	6,265
Cost of sales	(3,506)	(79)	(3,585)
Gross margin	2,592	88	2,680
Research and development	(2,443)	(2,948)	(5,391)
Impairment of intangible assets	-	(1,459)	(1,459)
Loss from operations before SG&A and other income (expenses)	149	(4,319)	(4,170)
Selling, general & administrative			(7,702)
Loss from operations			(11,872)
Net other income			2,296
Loss before income taxes			(9,576)

	Nine months ended September 30, 2023
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	5,929	-	5,929
Cost of sales	(3,139)	-	(3,139)
Gross margin	2,790	-	2,790
Research and development	1,551	-	(1,551)
Income from operations before SG&A and other income (expenses)	1,239	-	1,239
Selling, general & administrative			(3,832)
Loss from operations			(2,593)
Net other income			147
Loss before income taxes			(2,446)